Prepaid and Other Assets	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Prepaid and Other Assets	13. Prepaid and other assets
	August 31, 2020	August 31, 2019

Insurance	$ 26,460	$ 13,500
Listing fees	39,730	39,114
Other	35,174	67,864
Total Prepaid Expenses	$ 101,364	$ 120,478